Condensed Consolidating Financial Information (Condensed Consolidating Statement of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Proceeds from issuance of common stock	$ 0	$ 0	$ 0.7
Payments for Repurchase of Common Stock	3.6	2.9	15.9
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(15.3)	347.6	33.0
Cash flows from investing activities:
Capital expenditures	(452.5)	(352.0)	(225.4)
Construction of solar energy systems	(598.1)	(280.1)	(28.0)
Proceeds from sale and maturities of investments	0	185.0	272.5
Purchases of cost and equity method investments	(50.4)	(18.8)	(121.7)
Purchases of investments	0	0	(10.9)
Proceeds from return of equity method investment	95.7	85.3	0
Change in Restricted cash	(123.8)	(1.8)	2.2
Payments to vendors for refundable deposits on long-term agreements	(14.5)	(85.0)	0
Proceeds from sale of property, plant and equipment	43.9	0	0
Cash paid for acquisitions, net of cash acquired	(164.0)	(73.5)	(188.5)
Equity Infusions or investments in subsidiaries	0	0	0
Cash Received From Net Investment Hedges And Other Investing Activities	(0.8)	(19.1)	0
Net cash used in investing activities	(1,262.9)	(521.8)	(299.8)
Cash flows from financing activities:
Proceeds from Senior notes issuance	550.0	0	0
Cash paid for SunEdison acquisition contingent consideration	(50.2)	0	0
Proceeds from solar energy system financing and capital lease obligations	1,071.2	364.4	78.1
Repayments of solar energy system financing and capital lease obligations	(266.5)	(61.1)	(15.6)
Net repayments of customer deposits related to long-term supply agreements	(57.7)	(31.3)	(90.4)
Principal payments on long-term debt	(3.7)	(4.8)	(46.0)
Excess tax benefits from share-based payment arrangements	0	0	0.3
Common stock repurchased	(3.6)	(2.9)	(15.9)
Dividends to noncontrolling interest	(49.0)	(8.3)	0
Payments of Dividends, Noncontrolling Interest	49.0	8.3	0
(Repayment of) collection of intercompany debt	0	0	0
Debt financing fees	(39.8)	(12.8)	(2.9)
Net cash provided by (used in) financing activities	1,150.7	243.2	(91.7)
Effect of exchange rate changes on cash and cash equivalents	6.0	5.6	2.9
Net increase (decrease) in cash and cash equivalents	(121.5)	74.6	(355.6)
Cash and cash equivalents at beginning of period	707.3	632.7	988.3
Cash and cash equivalents at end of period	585.8	707.3	632.7
Proceeds from (Repurchase of) Equity	(3.6)	(2.9)	(15.9)
MEMC, Inc. [Member]
Proceeds from issuance of common stock			0.7
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(216.5)	(128.4)	(111.5)
Cash flows from investing activities:
Capital expenditures	(24.1)	(25.1)	(7.0)
Construction of solar energy systems		0	0
Proceeds from sale and maturities of investments		0	0
Purchases of cost and equity method investments	(1.1)	0	104.6
Purchases of investments			0
Proceeds from return of equity method investment	82.0	85.3
Change in Restricted cash	0	0	(10.6)
Payments to vendors for refundable deposits on long-term agreements	0	0
Proceeds from sale of property, plant and equipment	0
Cash paid for acquisitions, net of cash acquired	0	(75.7)	(189.3)
Equity Infusions or investments in subsidiaries	82.9	(30.2)	49.1
Cash Received From Net Investment Hedges And Other Investing Activities	(5.7)	(30.7)	(1.5)
Net cash used in investing activities	145.4	(15.0)	(260.9)
Cash flows from financing activities:
Proceeds from Senior notes issuance	550.0
Cash paid for SunEdison acquisition contingent consideration	0
Proceeds from solar energy system financing and capital lease obligations	0	0	0
Repayments of solar energy system financing and capital lease obligations	0	0	0
Net repayments of customer deposits related to long-term supply agreements	0	0	0
Principal payments on long-term debt	0	0	0
Excess tax benefits from share-based payment arrangements			0.3
Common stock repurchased	(3.6)	(2.9)	(15.9)
Dividends to noncontrolling interest	0	0	0
(Repayment of) collection of intercompany debt	(243.7)	55.9	32.4
Debt financing fees	(18.0)	0	(2.9)
Net cash provided by (used in) financing activities	284.7	53.0	14.6
Effect of exchange rate changes on cash and cash equivalents	(0.2)	0	(0.3)
Net increase (decrease) in cash and cash equivalents	213.4	(90.4)	(358.1)
Cash and cash equivalents at beginning of period	15.5	105.9	464.0
Cash and cash equivalents at end of period	228.9	15.5	105.9
Proceeds from (Repurchase of) Equity	(3.6)	(2.9)	(15.9)
Guarantor Subsidiaries [Member]
Proceeds from issuance of common stock			0
Cash flows from operating activities:
Net cash (used in) provided by operating activities	66.3	65.0	146.4
Cash flows from investing activities:
Capital expenditures	(56.4)	(45.7)	(30.3)
Construction of solar energy systems	0	(1.4)	0
Proceeds from sale and maturities of investments		0	0
Purchases of cost and equity method investments	(5.0)	(10.4)	(5.0)
Purchases of investments			0
Proceeds from return of equity method investment	13.7	0
Change in Restricted cash	0.5	0.3	0
Payments to vendors for refundable deposits on long-term agreements	(14.4)	0
Proceeds from sale of property, plant and equipment	0
Cash paid for acquisitions, net of cash acquired	(160.1)	2.2	(0.6)
Equity Infusions or investments in subsidiaries	2.8	1.8	5.0
Cash Received From Net Investment Hedges And Other Investing Activities	0.1	(2.9)	0
Net cash used in investing activities	(219.0)	(50.3)	(30.9)
Cash flows from financing activities:
Proceeds from Senior notes issuance	0
Cash paid for SunEdison acquisition contingent consideration	(50.2)
Proceeds from solar energy system financing and capital lease obligations	0.5	1.8	0
Repayments of solar energy system financing and capital lease obligations	(1.8)	(1.9)	0
Net repayments of customer deposits related to long-term supply agreements	(1.8)	(0.4)	0
Principal payments on long-term debt	0	0	32.5
Excess tax benefits from share-based payment arrangements			0
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	0	(0.8)	0
(Repayment of) collection of intercompany debt	257.2	(55.9)	(32.4)
Debt financing fees	0	0	0
Net cash provided by (used in) financing activities	203.9	(57.2)	(64.9)
Effect of exchange rate changes on cash and cash equivalents	(0.1)	0	0.3
Net increase (decrease) in cash and cash equivalents	51.1	(42.5)	50.9
Cash and cash equivalents at beginning of period	7.2	49.7	(1.2)
Cash and cash equivalents at end of period	58.3	7.2	49.7
Proceeds from (Repurchase of) Equity	0	0	0
Non-Guarantor Subsidiaries [Member]
Proceeds from issuance of common stock			0
Cash flows from operating activities:
Net cash (used in) provided by operating activities	193.0	318.5	53.4
Cash flows from investing activities:
Capital expenditures	(372.0)	(281.2)	(188.1)
Construction of solar energy systems	(627.5)	(171.9)	(74.2)
Proceeds from sale and maturities of investments		185.0	272.5
Purchases of cost and equity method investments	(44.3)	(8.4)	(12.1)
Purchases of investments			(10.9)
Proceeds from return of equity method investment	0	0
Change in Restricted cash	(124.3)	(2.1)	12.8
Payments to vendors for refundable deposits on long-term agreements	(0.1)	(85.0)
Proceeds from sale of property, plant and equipment	43.9
Cash paid for acquisitions, net of cash acquired	(3.9)	0	(1.4)
Equity Infusions or investments in subsidiaries	(85.7)	28.4	(54.1)
Cash Received From Net Investment Hedges And Other Investing Activities	33.5	28.8	10.6
Net cash used in investing activities	(1,247.4)	(364.0)	(63.3)
Cash flows from financing activities:
Proceeds from Senior notes issuance	0
Cash paid for SunEdison acquisition contingent consideration	0
Proceeds from solar energy system financing and capital lease obligations	1,070.7	362.6	78.1
Repayments of solar energy system financing and capital lease obligations	(264.7)	(59.2)	(15.6)
Net repayments of customer deposits related to long-term supply agreements	(55.9)	(30.9)	(90.4)
Principal payments on long-term debt	(3.7)	(4.8)	(13.5)
Excess tax benefits from share-based payment arrangements			0
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	(49.0)	(7.5)	0
(Repayment of) collection of intercompany debt	(13.5)	0	0
Debt financing fees	(21.8)	(12.8)	0
Net cash provided by (used in) financing activities	662.1	247.4	(41.4)
Effect of exchange rate changes on cash and cash equivalents	6.3	5.6	2.9
Net increase (decrease) in cash and cash equivalents	(386.0)	207.5	(48.4)
Cash and cash equivalents at beginning of period	684.6	477.1	525.5
Cash and cash equivalents at end of period	298.6	684.6	477.1
Proceeds from (Repurchase of) Equity	0	0	0
Consolidating Adjustments [Member]
Proceeds from issuance of common stock			0
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(58.1)	92.5	(55.3)
Cash flows from investing activities:
Capital expenditures	0	0	0
Construction of solar energy systems	29.4	(106.8)	46.2
Proceeds from sale and maturities of investments		0	0
Purchases of investments			0
Proceeds from return of equity method investment	0	0
Change in Restricted cash	0	0	0
Payments to vendors for refundable deposits on long-term agreements	0	0
Proceeds from sale of property, plant and equipment	0
Cash paid for acquisitions, net of cash acquired	0	0	0
Equity Infusions or investments in subsidiaries	0	0	0
Cash Received From Net Investment Hedges And Other Investing Activities	(28.7)	(14.3)	(9.1)
Net cash used in investing activities	58.1	(92.5)	55.3
Cash flows from financing activities:
Proceeds from Senior notes issuance	0
Cash paid for SunEdison acquisition contingent consideration	0
Proceeds from solar energy system financing and capital lease obligations	0	0	0
Repayments of solar energy system financing and capital lease obligations	0	0	0
Net repayments of customer deposits related to long-term supply agreements	0	0	0
Principal payments on long-term debt	0	0	0
Excess tax benefits from share-based payment arrangements			0
Common stock repurchased	0	0	0
Dividends to noncontrolling interest	0	0	0
(Repayment of) collection of intercompany debt	0	0	0
Debt financing fees	0	0	0
Net cash provided by (used in) financing activities	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Proceeds from (Repurchase of) Equity	$ 0	$ 0	$ 0